Offerings - Offering: 1	May 20, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock
Amount Registered | shares	15,000,000
Proposed Maximum Offering Price per Unit	56.80
Maximum Aggregate Offering Price	$ 852,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 117,661.20
Offering Note	(1) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the Securities Act), this registration statement (the Registration Statement) shall also cover any additional shares of Wayfair Inc.s (the Registrant) Class A common stock, par value $0.001 per share (the Common Stock), that become issuable under the Registrants 2023 Incentive Award Plan (the 2023 Plan) by reason of any stock dividend, stock split, recapitalization or similar transaction effected without the Registrants receipt of consideration or conversion of the Registrants Common Stock that would increase the number of outstanding shares of Common Stock. (2) Represents 15,000,000 shares of Common Stock reserved for issuance under the Registrants 2023 Plan in connection with an amendment to the 2023 Plan that was approved by the Registrants stockholders on May 21, 2026. (3) Pursuant to Rule 457(c) and Rule 457(h) under the Securities Act, and solely for the purpose of calculating the registration fee, the proposed maximum offering price per share is $56.80, which is the average of the high and low prices of shares of Common Stock on the New York Stock Exchange on May 19, 2026 (such date being within five business days of the date that this Registration Statement was filed with the Securities and Exchange Commission).